Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

Changes in goodwill for the years ended December 31, 2016, 2017 and 2018 were as follows:

	Commodities brokerage	Investment advisory services	Institution subscription services	Hong Kong brokerage services	Total
Balance as of January 1, 2016	$6,699,620	$—	$—	$—	$6,699,620
Acquisition of Financial Solution Wealth Management (Note 3)	—	—	—	108,831	108,831
Impairment of CFO Guiwo (Note 3)	(17,873)	—	—	—	(17,873)
Impairment of CFO Henghui	(6,641,818)	—	—	—	(6,641,818)
Exchange difference	(39,929)	—	—	40	(39,889)
Balance as of December 31, 2016	$—	$—	$—	108,871	$108,871
Exchange difference	—	—	—	(861)	(861)
Balance as of December 31, 2017	$—	$—	$—	$108,010	$108,010
Exchange difference	—	—	—	(219)	(219)
Balance as of December 31, 2018	—	—	—	107,791	107,791